Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Basis of Presentation

(a) Basis of Presentation

The audited consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and International Accounting Standards (“IAS”) issued by the International Acconting Standards Board (“IASB”) and Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”), effective for the Company’s reporting for the year ended December 31, 2022. These consolidated financial statements are the first that the Company has prepared in accordance with IFRS. Refer to Note 2(r) for details on the impact of IFRS first-time adoption. The consolidated financial statements are expressed in U.S. dollars. These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries Park Place Energy Corp. (“PPE Corp.”), Park Place Energy Bermuda (“PPE Bermuda”), BG Exploration EOOD (“BG Exploration”), and Park Place Energy Turkey (“PPE Turkey”). All intercompany balances and transactions are eliminated on consolidation. Certain comparative information has been reclassified to conform with the financial statement presentation adopted in the current period.

The functional currency of the Company’s Bulgarian operations is the Bulgarian Lev. The functional currency of the Company’s Turkish operations is the Turkish Lira. Prior to January 1, 2022, the functional currency of Trillion Energy International Inc. was USD. The Company redomiciled from United States to Canada and became a Canadian Company in January 2022, resulting in the parent’s expenditures being denominated primarily in Canadian dollar (“CAD”) and the Company being funded primarily from issuance of equity instruments which proceeds are in CAD. As a result, the Company determined that the functional currency of the parent was changed to CAD effective January 1, 2022.

The Company has accounted for the change in functional currency prospectively with no impact of this change on prior period comparative information. The Company has made an accounting policy choice to reassess the classification of financial instruments as liabilities or equity or vice versa as applicable when the functional currency of the Company or its subsidiaries changes. The policy will be applied consistently in the future. As a result, certain of the Company’s CAD denominated warrants with a carrying value of $472,899, which previously were classified as a derivative liability as their exercise prices were denominated in a currency other the Company’s previous functional currency, were reclassified to equity effective January 1, 2022. Further, effective January 1, 2022, certain of the Company’s USD denominated warrants with a carrying value of $163,162, which previously were classified as equity instruments, were reclassified to derivative liability as their exercise prices are denominated in a currency other than the Company’s new functional currency.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

2.	Summary of Significant Accounting Policies (continued)

A portion of the Company’s exploration and development activities are conducted jointly with others. The joint interests are accounted for on a proportionate consolidation basis and as a result the financial statements reflect only the Company’s proportionate share of the assets, liabilities, revenues, expenses and cash flows from these activities.

Name of the joint arrangement	Nature of the relationship with the joint arrangement	Principal place of operation of joint arrangement	Proportion of participating share
South Akcakoca Sub-Basin (“SASB”)	Operator	Turkey	49%
Cendere	Participant	Turkey	19.6%

These consolidated financial statements were approved and authorized for issuance by the Board of Directors on May 1, 2023.

Basis of Measurement

These consolidated financial statements have been prepared on a historical cost basis except for certain financial liabilities, warrants and options, which are measured at fair value.

Hyperinflation

Due to various qualitative factors and developments with respect to the economic environment in Turkey, including but not limited to, the acceleration of multiple local inflation indices, the three-year cumulative inflation rate of the local Turkish wholesale price index exceeding 100% at the end of February 2022 and the significant devaluation of the Turkish Lira, Turkey has been designated a hyper-inflationary economy as of April 1, 2022 for accounting purposes.

Accordingly, IAS 29, Financial Reporting in Hyper-Inflationary Economies was adopted by the Company in its consolidated financial statements and applied to these consolidated financial statements in relation to PPE Turkey which has a Turkish Lira functional currency. The consolidated financial statements are based on the historical cost approach in IAS 29.

The application of hyperinflation accounting requires restatement of PPE Turkey’s non-monetary assets and liabilities, equity and comprehensive income (loss) items from the original transaction date when they were first recognized into the current purchasing power which reflects a general price index current at the end of the reporting period. To measure the impact of inflation on its financial statements and results, the Company has elected to use the consumer price index (“CPI”) as published by the Turkish Statistical Institute “TURKSTAT”.

As per IAS 29, the consolidated financial statements of the Company have previously been presented in US dollars, a stable currency, and the comparative amounts do not require restatement.

On April 1, 2022, the Company recognized an adjustment of $473,907 for the impact of hyperinflation within accumulated other comprehensive loss related to the non-monetary assets held by PPE Turkey, which have been restated from the historic date when they were first recognized to the beginning of the reporting period (the “Opening Hyperinflation Adjustment”). On initial adoption of IAS 29, there is an accounting policy choice to recognize the Opening Hyperinflation Adjustment directly to opening equity or to other comprehensive income and the Company has elected to recognize this amount directly to opening equity.

The value of the CPI at December 31, 2022, was 1,128 and the movement in the CPI for the year ended December 31, 2022 was 442, an increase of approximately 64%. As a result, the Company recognized a net monetary gain of $1,826,495 for the year ended December 31, 2022 to restate transactions into a measuring unit current as of December 31, 2022.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

2.	Summary of Significant Accounting Policies (continued)

Use of Estimates and Judgments

(b) Use of Estimates and Judgments

In the process of applying the Company’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Functional Currency

The functional currency for the Company and each of its subsidiaries is the currency of the primary economic environment in which the entity operates. Determination of the functional currency involves certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

Determination of Cash Generating Units (CGUs)

A CGU is the lowest grouping of integrated assets that generate identifiable cash inflows that are largely independent of the cash inflows of other assets or groups of assets. The allocation of assets into CGUs requires significant judgment and interpretations with respect to the integration between assets, the existence of active markets, similar exposure to market risks, shared infrastructure, and the way in which management monitors the operations.

Going concern

The assessment of the Company’s ability to continue as a going concern and to raise sufficient funds to pay its ongoing operating expenditures and to meet its liabilities for the ensuing year, involves significant judgment based on historical experience and other factors, including expectation of future events that are believed to be reasonable under the circumstances.

Asset Retirement Obligation

The Company recognizes obligation for the future decommissioning and restoration of the Company’s exploration and evaluation assets and oil and gas properties based on estimated future decommissioning and restoration costs. Management applies judgment in assessing the existence and extent as well as the expected method of reclamation of the Company’s decommissioning and restoration obligations at the end of each reporting period. Management also uses judgment to determine whether the nature of the activities performed is related to decommissioning and restoration activities or normal operating activities.

In the process of applying the Company’s accounting policies, management has made the following estimates, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Oil and Gas Reserves

The Company’s estimate of oil and gas reserves is considered in the measurement of depletion, depreciation, impairment, and decommissioning and restoration obligations. The estimation of reserves is an inherently complex process and involves the exercise of professional judgment. All reserves are evaluated annually by independent qualified reserves evaluators. Oil and gas reserves estimates are based on a range of geological, technical and economic factors, including projected future rates of production, projected future commodity prices, engineering data, and the timing and amount of future expenditures, all of which are subject to uncertainty. Estimates reflect market and regulatory conditions existing at the evaluation date, which could differ significantly from other points in time throughout the period, or future periods. Changes in market and regulatory conditions and assumptions, as well as climate change, and the evolving worldwide demand for energy and global advancement of alternative sources of energy that are not sourced from fossil fuels can materially impact the estimation of net reserves.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

2.	Summary of Significant Accounting Policies (continued)

Allowance for doubtful accounts

Estimates are inherent in the on-going assessment of the recoverability of amounts receivable. The Company maintains an allowance for doubtful accounts to reflect the expected credit losses. Uncertainty relates to the actual collectability of customer balances that can vary from the Company’s estimation.

Asset Retirement Obligation

The Company recognizes obligation for the future decommissioning and restoration of the Company’s exploration and evaluation assets and oil and gas properties based on estimated future decommissioning and restoration costs. Actual costs are uncertain, and estimates may vary as a result of changes to relevant laws and regulations related to the use of certain technologies, the emergence of new technology, operating experience, prices and closure plans. The estimated timing of future decommissioning and restoration may change due to certain factors, including reserves life. Changes to estimates related to future expected costs, discount rates, inflation assumptions, and timing may have a material impact on the amounts presented.

Estimated useful lives and depreciation of equipment

Depreciation of equipment is dependent upon estimates of useful lives which are determined through the exercise of judgment. Changes to the estimated useful life of equipment could result in differences in their carrying amounts.

Leases - Estimating the incremental borrowing rate

The Company cannot readily determine the interest rate implicit in leases where it is the lessee. As such, it uses its incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of comparable value to the right-of-use asset in a similar economic environment. IBR therefore reflects what the Company “would have to pay”, which requires estimation when no observable rates are available or where the applicable rates need to be adjusted to reflect the terms and conditions of the lease. The Company estimates the IBR using observable inputs (such as market interest rates) when available and makes certain entity-specific estimates.

Impairment of Non-current Assets

Management applies judgment in assessing the existence of impairment indicators based on various internal and external factors. The recoverable amount of assets is determined based on the higher of fair value less costs of disposal or value-in-use calculations. The key estimates the Company applies in determining the recoverable amount normally include estimated future commodity prices, discount rates, expected production volumes, future operating and development costs, income taxes, and operating margins. In determining the recoverable amount, management may also be required to make judgments regarding the likelihood of occurrence of a future event. Changes to these estimates and judgments will affect the recoverable amounts of assets and may then require a material adjustment to their related carrying value.

Share-based Compensation

The cost of share-based transactions with directors, officers and employees are measured by reference to the fair value of the equity instruments. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining and making assumptions about the most appropriate inputs to the valuation model including the expected life, volatility, risk-free interest rate, expected forfeiture rate and dividend yield of the stock option. Changes to these estimates and judgments will affect the operating result and may then require a material adjustment.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

2.	Summary of Significant Accounting Policies (continued)

Fair Value of Derivative Liability

The Company’s warrants and conversion features with exercise prices denominated in a currency other the Company’s functional currency are recognized as derivatives measured at fair value through the consolidated statements of loss and comprehensive loss. Estimating fair value for derivative liability requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the issuance. This estimate also requires determining and making assumptions about the most appropriate inputs to the valuation model including the expected life, volatility, risk-free interest rate, expected forfeiture rate and dividend yield of the derivatives. Changes to these estimates and judgments will affect the operating result and may then require a material adjustment.

Deferred Tax

Judgments are made by management at the end of the reporting period to determine the probability that deferred tax assets will be realized from future taxable earnings. Assessing the recoverability of deferred tax assets requires the Company to make judgments related to the expectations of future cash flows from operations and the application of existing tax laws in each jurisdiction. To the extent that assumptions regarding future profitability change, there can be an increase or decrease in the amounts recognized in consolidated interim statements of loss and comprehensive loss in the period in which the change occurs.

Cash and Cash Equivalents	(c) Cash and Cash Equivalents The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.
Amounts Receivable

(d) Amounts Receivable

Amounts receivable consist primarily of oil and gas receivables. The Company has classified these as short-term assets in the consolidated statements of financial position because the Company expects repayment or recovery within the next 12 months. The Company evaluates these accounts receivable for collectability and, when necessary, records allowances for expected unrecoverable amounts. The Company deems all accounts receivable to be collectable and has not recorded any expected credit losses.

Property and Equipment

(e) Property and Equipment

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful life of the asset. The estimate useful lives are as follows: Motor vehicles - 3 years; furniture - 3 to 5 years; leasehold improvements - over the term of the lease and other equipment - 3 years.

Revenue Recognition

(f) Revenue Recognition

Revenue from Contracts with Customers

The Company recognizes revenue when it satisfies its performance obligation(s) by transferring control over a product to a customer. Revenue is measured based on the consideration the Company expects to receive in exchange for those products.

Performance Obligations and Significant Judgments

The Company sells oil and natural gas products in Turkey. The Company enters into contracts that generally include one type of distinct product in variable quantities and priced based on a specific index related to the type of product.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

2.	Summary of Significant Accounting Policies (continued)

The oil and natural gas are typically sold in an unprocessed state to processors and other third parties for processing and sale to customers. The Company recognizes revenue at a point in time when control of the oil is transferred. For oil sales, control is typically transferred to the customer upon receipt at the wellhead or a contractually agreed upon delivery point. Under the Company’s natural gas contracts with processors, control transfers upon delivery at the wellhead or the inlet of the processing entity’s system. For the Company’s other natural gas contracts, control transfers upon delivery at the inlet or to a contractually agreed upon delivery point. In the cases where the Company sells to a processor, the Company has determined that the Company is the principal in the arrangement and the processors are the Company’s customers. The Company recognizes the revenue in these contracts based on the net proceeds received from the processor.

For the Company’s product sales that have a contract term greater than one year, the Company uses the practical expedient in IFRS 15 Paragraph 121(a) which states the Company is not required to disclose the transaction price allocated to remaining performance obligations if the variable consideration is allocated entirely to an unsatisfied performance obligation. Under these sales contracts, each unit of product represents a separate performance obligation; therefore, future volumes are unsatisfied, and disclosure of the transaction price allocated to remaining performance obligations is not required. The Company has no unsatisfied performance obligations at the end of each reporting period.

The Company does not believe that significant judgments are required with respect to the determination of the transaction price, including any variable consideration identified. There is a low level of uncertainty due to the precision of measurement and use of index-based pricing with predictable differentials. Additionally, any variable consideration identified is not constrained.

Evaluation and Exploration Assets

(g) Evaluation and Exploration Assets

Pre-license exploration costs are recognized in the consolidated statements of loss and comprehensive loss as incurred.

The costs to acquire non-producing oil and gas properties or licenses to explore, drill exploratory wells and the costs to evaluate the commercial potential of underlying resources, including related borrowing costs, are initially capitalized as exploration and evaluation assets.

Exploration and evaluation assets are subject to technical, commercial and management review to confirm the continued intent to develop and extract the underlying resources. If an area or exploration well is no longer considered commercially viable, the related capitalized costs are charged to exploration expense.

Exploration and evaluation assets are not subject to depreciation, depletion, and amortization. When management determines with reasonable certainty that an exploration and evaluation asset will be developed, as evidenced by the classification of proved or probable reserves and the appropriate internal and external approvals, the asset is transferred to oil and gas properties. The Company records geological and geophysical expenses to profit and loss as incurred.

Oil and Gas Properties

(h) Oil and Gas Properties

Oil and gas properties (“O&G”) include development and productions costs, less accumulated depletion and depreciation and accumulated impairment loss. O&G are grouped into cash generating units for impairment testing. The Company has grouped its O&G into two CGUs: the Cendere Oil Field and SASB Gas Field.

When significant parts of an item of O&G have different useful lives, they are accounted for as separate items (major components). Costs incurred subsequent to the determination of technical feasibility and commercial viability and the costs of replacing parts of O&G are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in consolidated statements of loss and comprehensive loss as incurred.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

2.	Summary of Significant Accounting Policies (continued)

Such capitalized items generally represent costs incurred in developing proved and/or probable reserves and bringing on or enhancing production from such reserves and are accumulated on a field or geotechnical area basis. The carrying amount of any replaced or sold component is derecognized. The costs of the day-to-day servicing of oil and gas properties are recognized in a consolidated statements of loss and comprehensive loss as incurred.

The net carrying value of oil and gas properties is depleted using the unit-of-production method by reference to the ratio of production in the year to the related proved reserves, considering estimated future development costs necessary to bring those reserves into production. These estimates are reviewed by independent reservoir engineers at least annually.

Impairment of Non-financial Assets

(i) Impairment of Non-financial Assets

Exploration and evaluation assets, oil and gas properties, and property and equipment are reviewed when events or changes in circumstances indicate the assets may not be recoverable. Exploration and evaluation assets are also tested for impairment immediately prior to being transferred to oil and gas properties. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. Impairment exists when the carrying value of an asset exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. These calculations are based on available data, other observable inputs, and projections of cash flows, all of which are subject to estimates and assumptions. Recoverable amounts are also sensitive to assumptions about the future usefulness of in-process development and the related marketing rights.

Provisions

(j) Provisions

Provisions are recognized by the Company when it has a legal or constructive obligation as a result of past events, it is probable that an outflow of economic resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Provisions are recognized for decommissioning and restoration obligations associated with the Company’s exploration and evaluation assets and oil and gas properties. Provisions for decommissioning and restoration obligations are measured at the present value of management’s best estimate of the future cash flows required to settle the present obligation, using the risk-free interest rate. The value of the obligation is added to the carrying amount of the associated asset and amortized over the useful life of the asset. The provision is accreted over time with actual expenditures charged against the accumulated obligation. Changes in the future cash flow estimates resulting from revisions to the estimated timing or amount of undiscounted cash flows are recognized as a change in the decommissioning and restoration provision and related assets.

Financial Instruments

(k) Financial Instruments

Classification

The Company classifies its financial instruments into one of the following categories: fair value through profit or loss (“FVTPL”), fair value through other comprehensive income (“FVOCI”), or at amortized cost. This determination is made at initial recognition. All financial instruments are initially recognized at fair value on the consolidated statements of financial position, net of any transaction costs except for financial instruments classified as FVTPL, where transaction costs are expensed as incurred. Subsequent measurement of financial instruments is based on their classification. The Company classifies its derivative liability and cash and cash equivalents as FVTPL, amounts receivable and notes receivable as financial assets at amortized cost, and accounts payable and accrued liabilities, loans payable, RSU obligation and convertible notes as financial liabilities at amortized cost. Embedded derivatives in other financial instruments or other host contracts are recorded as separate derivatives when their risks and characteristics are not closely related to those of the host contract.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

2.	Summary of Significant Accounting Policies (continued)

Measurement

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost sing the effective interest rate (“EIR”), less any impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR. The EIR amortization is included in finance income in the consolidated statements of loss and comprehensive loss.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the statements of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the consolidated statements of operations and comprehensive loss in the period in which they arise.

Debt investments at FVTOCI

These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVTOCI

These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Impairment of Financial Assets at Amortized Cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses. The Company shall recognize in the statements of loss and comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

Fair value

Fair value estimates are made at the consolidated statements of financial position date based on relevant market information and other information about financial instruments. Financial assets and financial liabilities measured at fair value in the consolidated statements of financial position are grouped into a fair value evaluation hierarchy.

This hierarchy groups financial assets and financial liabilities into three levels according to the significance of the inputs used in the fair value evaluation of the financial assets and financial liabilities. The fair value levels of the hierarchy are as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets and liabilities at the financial reporting date;

Level 2 – Inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

Level 3 – Inputs for the assets or liabilities that are not based on observable market data.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

2.	Summary of Significant Accounting Policies (continued)

The level within which the financial asset or financial liability is classified is determined based on the lowest level of significant input to the fair value measurement. The Company’s cash is categorized as Level 1 and its derivative liability is categorized as Level 3.

Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flow from the financial assets expire, or when it transfers the financial assets and substantially all the associated risks and rewards of ownership to another entity.

Financial liabilities

The Company derecognizes financial liability when its contractual obligations are discharged or cancelled or expire. The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and / or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. Gains and losses on derecognition are recognized in profit or loss.

Income Taxes

(l) Income Taxes

Current Income Tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income.

Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred Tax

Deferred tax is recognized on temporary differences at the reporting date arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that future taxable income will be available to allow all or part of the temporary differences to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted and are expected to apply by the end of the reporting period. Deferred tax assets and deferred income tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

2.	Summary of Significant Accounting Policies (continued)

Stock-Based Compensation

(m) Stock-Based Compensation

Under the Company’s equity-based compensation plans, share-based awards may be granted to executives, employees, and non-employee directors. The Company grants restricted share units (“RSUs”) and stock options to directors, officers, employees, and consultants. An individual is classified as an employee when the individual is an employee for legal or tax purposes or provides services like those performed by an employee.

The costs of equity-settled transactions with employees are measured by reference to the fair value at the date on which they are granted, using the Black Scholes valuation model. The costs of equity-settled transactions are recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (the “vesting date”). For cash settled share-based compensation, the expense is determined based on the fair value of the liability at the end of the reporting period until the award is settled.

In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share-based payment.

The cumulative expense is recognized for equity-settled transactions at each reporting date until the vesting date reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. The profit or loss charge or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period, and the corresponding amount is represented in the warrant and option reserve. At the end of each reporting period, the Company re-assesses its estimates of the number of awards that are expected to vest and recognizes the impact of the revisions in the consolidated statements of loss and comprehensive loss.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether or not the market condition is satisfied provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original terms of the award are met. An additional expense or its reduction is recognized for any modification which increases or decreases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee as measured at the date of modification. Where an award is cancelled by the Company or the counterparty, any remaining element of the fair value of the award is expensed immediately or reversed through profit or loss, depending on the type of cancellation. The dilutive effect of outstanding options is reflected as additional dilution in the computation of earnings per share whereas anti-dilutive options are ignored.

Consideration paid to the Company on exercise of hare-based awards is credited to share capital and the associated amount in warrant and option reserve is reclassified to share capital.

Unit Offerings

(n) Unit Offerings

Common shares are classified as equity. Proceeds from unit placements are allocated between shares and warrants issued using the residual method. The residual method first allocates fair value to the component with the best evidence of fair value and then the residual value, if any, to the less easily measurable component. The fair value of the common shares, measured on date of issue, was determined to be the component with the best evidence of fair value. The balance, if any, is allocated to the attached warrants. Costs directly identifiable with share capital financings are charged against share capital. If the subscription is not funded upon issuance, the Company records a receivable as a contra account to shareholders’ equity.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

2.	Summary of Significant Accounting Policies (continued)

Loss per Share

(o) Loss per Share

Basic earnings per share are calculated by dividing the net earnings for the period by the weighted average number of common shares outstanding during the period.

Diluted earnings per share is calculated by adjusting the weighted average number of common shares outstanding for dilutive common shares. The number of shares included is computed using the treasury stock method. As certain instruments can be exchanged for common shares of the Company, they are considered potentially dilutive and are included in the calculation of the Company’s diluted net earnings per share if they have a dilutive impact in the period. The impact of potentially dilutive securities is not considered in periods in which there is a loss because the inclusion of the potential common shares would have an anti-dilutive effect.

Leases

(p) Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset on the site on which it is located, less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term. Judgment is applied to determine the lease term where a renewal option exists. Right-of-use assets are depreciated using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. In addition, the right-of-use assets may be reduced by impairment losses or adjusted for certain remeasurements of the lease liability.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of twelve months or less. The lease payments are recognized as an expense when incurred over the lease term.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments include fixed payments, and variable payments that are based on an index or rate.

Cash payments for the principal portion of the lease liability are presented within the financing activities section and the interest portion of the lease liability is presented within the operating activities section of the consolidated statements of cash flows. Short-term lease payments and variable lease payments not included in the measurement of the lease liability are presented within the operating activities section of the statement of cash flows.

Foreign Currency Translation

(q) Foreign Currency Translation

Functional currencies of the Company’s individual entities are the currency of the primary economic environment in which the entity operates. Transactions in foreign currencies are translated to the appropriate functional currency at foreign exchange rates that approximate those on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the appropriate functional currency at foreign exchange rates as at the date of the statement of financial position . Foreign exchange differences arising on translation are recognized in net earnings. Non-monetary assets that are measured in a foreign currency at historical cost are translated using the exchange rate at the date of the transaction.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

2.	Summary of Significant Accounting Policies (continued)

In preparing the Company’s consolidated financial statements, the financial statements of each entity are translated into US dollar (“USD”), the presentation currency of the Company. The assets and liabilities of foreign operations are translated into USD at exchange rates as at the date of the statement of financial position. Revenues and expenses of foreign operations are translated into USD using foreign average exchange rates for the period. Foreign exchange differences are recognized in other comprehensive income or loss.

First-time Adoption of IFRS

(r) First-time Adoption of IFRS

These consolidated financial statements for the year ended December 31, 2022, are the first the Company has prepared in accordance with IFRS. The Company previously prepared its consolidated financial statements, up to and including December 31, 2021, in accordance with accounting principles generally accepted in the United States (“US GAAP”).

Accordingly, the Company has prepared consolidated financial statements that comply with IFRS applicable for the year ended December 31, 2022, together with the comparative period data for the year ended December 31, 2021. In preparing the consolidated financial statements, the Company’s opening consolidated statement of financial position was prepared as at January 1, 2021, the Company’s date of transition to IFRS. This note explains the principal adjustments made by the Company in restating its US GAAP consolidated financial statements.

Exemptions applied

IFRS 1 allows first-time adopters certain exemptions from the retrospective application of certain requirements under IFRS. The Company has applied the following exemptions:

IFRS 3 Business Combinations has not been applied to either acquisitions of subsidiaries that are considered businesses under IFRS, or acquisitions of interests in associates and joint ventures that occurred before January 1, 2021. The use of this exemption means that the US GAAP carrying amounts of assets and liabilities, that are required to be recognized under IFRS, are their deemed cost at the date of the acquisition. After the date of the acquisition, measurement is in accordance with IFRS. Assets and liabilities that do not qualify for recognition under IFRS are excluded from the opening IFRS statement of financial position. The Company did not recognize any assets or liabilities that were not recognized under US GAAP or exclude any previously recognized amounts as a result of IFRS recognition requirements.

The Company has not restated contracts that were completed before January 1, 2021, under IFRS 15 “Revenue from Contracts with Customers”. A completed contract is a contract for which the Company has transferred all the goods and services identified in accordance with US GAAP.

The Company assessed all contracts existing at January 1, 2021 to determine whether a contract contains a lease based upon the conditions in place as at January 1, 2021 in accordance with IFRS 16 “Leases”. Lease liabilities were measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate at January 1, 2021. Right-of-use assets were measured at the amount equal to the lease liabilities, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the statement of financial position immediately before January 1, 2021. The lease payments associated with leases for which the lease term ends within 12 months of the date of transition to IFRS and leases for which the underlying asset is of low value have been recognized as an expense on either a straight-line basis over the lease term or another systematic basis.

The transition to IFRS 16 did not result in any material impact on the Company’s financial position as at December 31, 2021 and 2020, or operation results for the year ended December 31, 2021, and therefore, no adjustment has been proposed accordingly.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

2.	Summary of Significant Accounting Policies (continued)

IFRS 1 allows an entity that used full cost accounting under its previous GAAP to elect, at the time of adoption to IFRS, to measure oil and gas assets in the development and production phases by allocating the amount determined under the entity’s previous GAAP for those assets to the underlying assets pro rata using a reasonable method as of that date. The costs of development and production assets have been separately recorded by the Company for each group of assets. The Company has continued to apply its existing policy under US GAAP as allowed by IFRS 6 to expense geological and geophysical costs as incurred.

As the Company elected the oil and gas assets IFRS 1 exemption, the asset retirement obligation (“ARO”) exemption available to full cost entities was also elected. This exemption allows for the re-measurement of ARO on IFRS transition with the offset to accumulated deficit.

The Company has elected the IFRS 1 exemption that allows the Company an exemption from applying IFRS 2 “Share-Based Payments” to equity instruments which vested and settled before the Company’s transition date to IFRS.

The Company has elected the IFRS 1 exemption that allows the Company an exemption from applying IFRS 9 “Financial Instruments” to financial instruments that were derecognized before the date of transition to IFRS on January 1, 2021.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

2.	Summary of Significant Accounting Policies (continued)

Reconciliation of financial position as at January 1, 2021 (date of transition to IFRS)

	Notes	US GAAP (Audited)	Effect of Transition to IFRS (Audited)	IFRS (Unaudited)
ASSETS
Current assets:
Cash and cash equivalents		$202,712	$-	$202,712
Account receivables		773,311	-	773,311
Prepaid expenses and deposits		24,302	-	24,302
Total current assets		1,000,325	-	1,000,325
Oil and gas properties, net	1,2,5	5,346,916	(3,122,443)	2,224,473
Exploration and evaluation assets	1	-	3,122,443	3,122,443
Property and equipment, net		128,257	-	128,257
Restricted cash		11,763	-	11,763
Total assets		$6,487,261	$-	$6,487,261
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities		$1,496,510	$-	$1,496,510
Loans payable - current		549,424	-	549,424
Lease liability - current		12,116	-	12,116
Total current liabilities		2,058,050	-	2,058,050
Asset retirement obligation	2	4,010,624	5,344,798	9,355,422
Loans payable		17,730	-	17,730
Convertible debt		11,027	-	11,027
Derivative liability		1,804,572	-	1,804,572
Lease liability		27,693	-	27,693
Total liabilities		7,929,696	5,344,798	13,274,494
Stockholders’ deficiency:
Common stock		1,253	-	1,253
Additional paid-in capital	3	27,508,468	(27,508,468)	-
Share premium	3		26,331,369	26,331,369
Stock subscriptions and stock to be issued		15,342	-	15,342
Warrant and option reserve	3	-	1,177,099	1,177,099
Accumulated other comprehensive loss		(490,172)	-	(490,172)
Accumulated deficit		(28,477,326)	(5,344,798)	(33,822,124)
Total stockholders’ deficiency		(1,442,435)	(5,344,798)	(6,787,233)
Total liabilities and stockholders’ deficiency		$6,487,261	$-	$6,487,261

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

2.	Summary of Significant Accounting Policies (continued)

Reconciliation of financial position as at December 31, 2021

	Notes	US GAAP (Audited)	Restatement (Note 25) (Audited)	Effect of Transition to IFRS (Audited)	IFRS (Unaudited)
ASSETS
Current assets:
Cash and cash equivalents		$1,026,990	$-	$-	$1,026,990
Accounts receivable		709,805	-	-	709,805
Prepaid expenses and deposits		95,503	-	-	95,503
Total current assets		1,832,298		-	1,832,298
Oil and gas properties, net	1,2,5	5,172,943	-	(3,752,330)	1,420,613
Exploration and evaluation assets	1	-	-	3,116,146	3,116,146
Property and equipment, net		147,134	-	-	147,134
Restricted cash		5,438	-	-	5,438
Total assets		$7,157,813	$-	$(636,184)	$6,521,629
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities		$852,481	$-	$-	$852,481
Loans payable		630,534	-	-	630,534
Lease liability		6,732	-	-	6,732
Total current liabilities		1,489,747	-	-	1,489,747
Asset retirement obligation	2	4,426,978	-	4,566,130	8,993,108
Loans payable		18,513	-	-	18,513
Derivative liability		472,899	-	-	472,899
Lease liability		8,592	-	-	8,592
Total liabilities		6,416,729	-	4,566,130	10,982,859
Stockholders’ equity (deficiency):
Common stock		1,828	-	-	1,828
Additional paid-in capital	3,4	33,295,413	3,064,400	(36,359,813)	-
Share premium	3,4	-	-	35,115,302	35,115,302
Notes and amounts receivable for equity issued		(1,193,641)	-	-	(1,193,641)
Warrant and option reserve	3	-	-	1,165,170	1,165,170
Shares to be cancelled		5,323	-	-	5,323
Obligation to issue Shares		7,450	-	-	7,450
Accumulated other comprehensive loss		(847,412)	-	-	(847,412)
Accumulated deficit		(30,527,877)	(3,064,400)	(5,122,973)	(38,715,250)
Total stockholders’ equity (deficiency)		741,084	-	(5,202,314)	(4,461,230)
Total liabilities and stockholders’ equity (deficiency)		$7,157,813	$-	$(636,184)	$6,521,629

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

2.	Summary of Significant Accounting Policies (continued)

Reconciliation of operation results for the year ended December 31, 2021

	Notes	US GAAP (Audited)	Restatement (Note 25) (Audited)	Effect of Transition to IFRS (Audited)	IFRS (Unaudited)
Revenue
Oil and natural gas sales		$3,700,727	$-	-	$3,700,727
Cost and expenses
Production		2,617,118	-	-	2,617,118
Depletion	5	233,798	-	181,888	415,686
Depreciation		31,768	-	-	31,768
Accretion of asset retirement obligation	2	416,354	-	(324,371)	91,983
Investor relations		914,770	-	-	914,770
Stock based compensation		336,366	-	-	336,366
General and administrative		2,248,164	-	-	2,248,164
Total expenses		6,798,338	-	(142,483)	6,655,855
Loss before other income (expenses)		(3,097,611)	-	142,483	(2,955,128)
Other income (expenses)
Interest income		46,217	-	-	46,217
Interest expense		(126,027)	-	-	(126,027)
Finance cost		(176,386)	-	-	(176,386)
Foreign exchange loss		25,669	-	-	25,669
Loss on debt extinguishment	4	(238,724)	-	79,341	(159,383)
Change in fair value of derivative liability		1,473,638	(3,064,400)	-	(1,590,762)
Gain on disposal of equipment		40,074	-	-	40,074
Other expense		2,600	-	-	2,600
Total other income (expenses)		1,047,061	(3,064,400)	79,341	(1,937,998)
Net loss		$(2,050,550)	$(3,064,400)	221,824	$(4,893,126)

Loss per share		$(0.01)	$(0.02)	-	$(0.03)
Weighted average number of shares outstanding		158,166,108	-	-	158,166,108

Other comprehensive loss
Foreign currency translation adjustments		$(357,240)	$-	-	$(357,240)
Comprehensive loss		$(2,407,790)	$(3,064,400)	221,824	$(5,250,366)

Notes to the reconciliations

The reconciling items between US GAAP and IFRS presentation have no significant effect on the cash flows generated. Therefore, a reconciliation of cash flows has not been presented above.

(1)	Exploration and evaluation assets (“E&E assets”)

An adjustment has been made to reclassify the presentation of the Company’s Bulgarian property as exploration and evaluation assets as it is not a property under development or production, in accordance with IFRS.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

2.	Summary of Significant Accounting Policies (continued)

(2)	Asset retirement obligation

Under US GAAP, the ARO was discounted at a rate of 10%, as prescribed by the U.S. Securities and Exchange Commission. Under IFRS, the discount rate used is the risk-free rate in effect at the end of each reporting period for the risk-adjusted cash flows. The change in the decommissioning obligation each period as a result of changes in the discount rate will result in an offsetting charge to oil and gas properties. Upon the Company’s transition to IFRS, the impact of this change was a $5,344,798 increase in the ARO with a corresponding increase to the deficit on the consolidated statement of financial position, using an average risk-free rate of 0.93% as at January 1, 2021. As at December 31, 2021, the average risk-free rate was reassessed to be 1.49% and the impact was a $4,566,130 increase in the ARO.

As a result of the change in discount rate, the ARO accretion expense decreased by $324,371 during the year ended December 31, 2021, due to the lower discount rate.

(3)	Option reserve and share premium

Under US GAAP, share-based payments were presented as additional paid-in capital. Upon transition to IFRS, a reclassification adjustment has been made to separately present the amount related to share-based compensation of $1,177,099 as at January 1, 2021. The remaining additional paid-in capital has been reclassified to share premium. The reclassification adjustment as at December 31, 2021 was $1,040,779.

(4)	Loss on convertible debt extinguishment

Under US GAAP, when conversion features have been bifurcated from the conversion debt host and accounted for as liabilities, no equity conversion feature remains in the debt instrument. The liabilities for the debt and the conversion feature are extinguished in exchange for common shares, the difference between the carrying value of the liabilities and the fair value of the common shares ae recorded as a gain or loss. IFRS requires the entity to derecognize the liability component and recognize it as equity on conversion of a convertible instrument and no gain or loss is recognized. As a result of the difference between the two accounting standards, for the year ended December 31, 2021, the loss on debt extinguishment decreased by $79,341, with an offsetting charge to equity.

(5)	Depletion

The Company is depleting its oil and gas properties over the proved reserves. IFRS requires an entity to include the estimated future costs to develop the reserves in the calculation of depletion. The calculation of depletion under US GAAP did not include the estimated future development costs as the Company applied Electronic Code of Federal Regulation Title 17 Section 210.4-1, Financial accounting and reporting for oil and gas producing activities pursuant to the Federal securities laws and the Energy Policy and Conservation Act of 1975, to exclude the estimated future expenditures associated with a major development. As a result, oil and gas properties, net, increased by $181,888 as at December 31, 2021. For the year ended December 31, 2021, the depletion charge included in the consolidated interim statements of loss and comprehensive loss, increased by $181,888.